Short-Term and Long-Term Financial Liabilities - Schedule of Maturity Profile of Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Profile of Financial Liabilities [Abstract]
2025		$ 4,555,895
2026	3,694,936
2027
2028	82,495,077	73,815,907
2029	13,649,501
Total principal	99,839,514	78,371,802
Less: unamortized debt discount	(14,028,418)	(3,696,632)
Total	$ 85,811,096	$ 74,675,170